Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	187,490,478	187,490,478
Ordinary shares, Outstanding shares	181,763,770	181,763,770
Treasury stock, shares	5,726,708	5,726,708